Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2022
Prospectus Date	rr_ProspectusDate	Apr. 26, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated March 25, 2022

To The Prospectus Dated April 26, 2021

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective March 10, 2022, for the JNL/Invesco Diversified Dividend Fund, please delete all references to and information for Robert Botard.

Effective March 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/DFA U.S. Small Cap Fund, after the last table please add the following:

JNAM will voluntarily waive 0.53% of management fees on the Fund’s assets up to $3 billion, 0.52 on assets between $3 billion up to $5 billion and 0.51% on assets over $5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective March 10, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Invesco Diversified Dividend Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Peter Santoro, CFA	March 2021	Lead Portfolio Manager (Lead Manager), Invesco
Caroline Le Feuvre	June 2020	Portfolio Manager, Invesco
Craig Leopold, CFA	March 2022	Portfolio Manager, Invesco
Chris McMeans, CFA	September 2017	Portfolio Manager, Invesco

Effective March 7, 2022, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” under “Sub-Adviser” for the JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, and JNL/T. Rowe Price U.S. High Yield Fund, please add the following:

Sub-Sub-Adviser:

T. Rowe Price Investment Management, Inc.

Effective March 10, 2022, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/Invesco Diversified Dividend Fund, after the paragraph for Caroline Le Feuvre please add the following:

Craig Leopold, CFA, Portfolio Manager, who has been responsible for the Fund since 2022 and has been associated with Invesco and/or its affiliates since 2022. Prior to joining Invesco, Mr. Leopold was most recently both a Lead Portfolio Manager and a Co-Portfolio Manager for several U.S. equity focused investment strategies at Rockefeller Capital Management. He was previously a Portfolio Manager at Columbia Threadneedle Investments on several U.S. equity strategies as well. He has been in the industry since 1991. Mr. Leopold earned a B.B.A. in Management from Adelphi University and an M.B.A. from Fordham University. He is a CFA charterholder.

Effective March 7, 2022, in the section, “Summary Overview of Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/T. Rowe Price Balanced Fund, JNL/T. Rowe Price Capital Appreciation Fund, JNL/T. Rowe Price Mid-Cap Growth Fund, and JNL/T. Rowe Price U.S. High Yield Fund, after the first paragraph please add the following:

T. Rowe Price Investment Management, Inc. ("Price Investment Management") serves as a sub-sub-adviser to the Fund. Price Investment Management is a wholly-owned subsidiary of T. Rowe Price and its address is 100 East Pratt Street, Baltimore, MD 21202.

This Supplement is dated March 25, 2022.

JNL/DFA U.S. Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective March 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/DFA U.S. Small Cap Fund, after the last table please add the following:

JNAM will voluntarily waive 0.53% of management fees on the Fund’s assets up to $3 billion, 0.52 on assets between $3 billion up to $5 billion and 0.51% on assets over $5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.